Lease Arrangements (Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Lease Arrangements [Abstract]
Total rental payments	$ 38,992	$ 39,997	$ 38,474
Less sublease rentals		(103)	(170)
Net rental expense	$ 38,992	$ 39,894	$ 38,304